Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Profit from continuing operations			$ (3,744)	$ 6,406	[1]
Depreciation, amortization and impairment			2,402	2,265	[2],[3]
Impairment losses on goodwill		$ 2,500	2,500
Net finance cost/(income)			5,592	169
Income tax expense			492	1,565	[2],[3]
Other items			178	(20)
Cash flow from operating activities before changes in working capital and use of provisions			7,420	10,385	[2],[3]
Working capital and provisions			(3,027)	(1,810)
Cash generated from operations			4,393	8,575	[2],[3]
Interest paid, net			(2,031)	(2,162)
Dividends received			30	137	[2],[3]
Income tax paid			(1,357)	(1,967)	[2],[3]
Cash flow from operating activities on Australia discontinued operations			84	314	[2],[3]
Cash flow from operating activities			1,119	4,897	[2],[3]
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets			(1,580)	(1,710)	[2],[3]
Proceeds from sale of property, plant and equipment and of intangible assets			56	222	[2],[3]
Acquisition of subsidiaries, net of cash			(204)	(337)	[2],[3]
Sale of subsidiaries, net of cash disposed of	[2],[3]			92
Net proceeds from sale/(acquisition) of other assets			(30)	(6)	[2],[3]
Proceeds from Australia divestiture (discontinued operations)			10,838
Cash flow from investing activities on Australia discontinued operations			(13)	(16)	[2],[3]
Cash flow from investing activities			9,067	(1,755)	[2],[3]
FINANCING ACTIVITIES
Proceeds from borrowings			14,522	22,012	[2],[3]
Payments on borrowings			(4,328)	(20,602)	[2],[3]
Cash net finance (cost)/income other than interests			(457)	(781)	[2],[3]
Payment of lease liabilities			(280)	(225)	[2],[3]
Dividends paid			(1,219)	(2,389)	[2],[3]
Cash flow from financing activities on Australia discontinued operations			(6)	(13)	[2],[3]
Cash flow from financing activities			8,231	(1,998)	[2],[3]
Net increase/(decrease) in cash and cash equivalents on continuing operations			18,416	1,144	[2],[3]
Net increase/(decrease) in cash and cash equivalents on discontinued operations			18,416
Cash and cash equivalents less bank overdrafts at beginning of year			7,169	6,960	[2],[3]
Effect of exchange rate fluctuations			(720)	(29)	[2],[3]
Cash and cash equivalents less bank overdrafts at end of period		24,865	24,865	8,075	[2],[3]
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit from continuing operations			(1,900)	6,055
Depreciation, amortization and impairment			95	84
Net finance cost/(income)			189	264
Investment income			1,846	(6,342)
Other items			99	70
Cash flow from operating activities before changes in working capital and use of provisions			329	131
Working capital and provisions			10	7
Cash generated from operations			339	138
Interest paid, net			(506)	(385)
Dividends received				5,049
Cash flow from operating activities			(167)	4,802
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets			(97)	(88)
Proceeds from sale of property, plant and equipment and of intangible assets				2
Net proceeds from sale/(acquisition) of other assets			13,797	1,652
Cash flow from investing activities			13,700	1,566
FINANCING ACTIVITIES
Proceeds from borrowings			7,471	3,237
Payments on borrowings			(3,278)	(9,119)
Cash net finance (cost)/income other than interests			383	(274)
Dividends paid			(1,129)	(2,266)
Cash flow from financing activities				(8,422)
Net increase/(decrease) in cash and cash equivalents on continuing operations			3,447	(2,054)
Net increase/(decrease) in cash and cash equivalents on discontinued operations			16,980
Cash and cash equivalents less bank overdrafts at beginning of year			(7,503)	(5,445)
Effect of exchange rate fluctuations			(170)	(121)
Cash and cash equivalents less bank overdrafts at end of period		9,307	9,307	(7,620)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit from continuing operations			1,330	25
Net finance cost/(income)			860	1,033
Income tax expense			(199)	(102)
Investment income			(1,390)	(418)
Cash flow from operating activities before changes in working capital and use of provisions			601	538
Working capital and provisions			296	809
Cash generated from operations			897	1,347
Interest paid, net			(1,234)	(1,314)
Dividends received			5,292
Cash flow from operating activities			4,955	33
INVESTING ACTIVITIES
Net proceeds from sale/(acquisition) of other assets			8,981	(5,252)
Cash flow from investing activities			8,981	(5,252)
FINANCING ACTIVITIES
Proceeds from borrowings			6,226	17,820
Payments on borrowings			(13,992)	(12,569)
Cash net finance (cost)/income other than interests				(36)
Cash flow from financing activities				5,215
Net increase/(decrease) in cash and cash equivalents on continuing operations			(7,766)	(4)
Net increase/(decrease) in cash and cash equivalents on discontinued operations			6,170
Cash and cash equivalents less bank overdrafts at beginning of year			24	4
Cash and cash equivalents less bank overdrafts at end of period		6,194	6,194	1
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit from continuing operations			5	78
Net finance cost/(income)			(6)	(84)
Income tax expense			1	6
Interest paid, net			10	13
Income tax paid				(1)
Cash flow from operating activities			10	12
INVESTING ACTIVITIES
Net proceeds from sale/(acquisition) of other assets			(22)	8,079
Cash flow from investing activities			(22)	8,079
FINANCING ACTIVITIES
Payments on borrowings				(8,028)
Cash flow from financing activities				(8,028)
Net increase/(decrease) in cash and cash equivalents on continuing operations				63
Net increase/(decrease) in cash and cash equivalents on discontinued operations			(12)
Cash and cash equivalents less bank overdrafts at beginning of year			18	29
Cash and cash equivalents less bank overdrafts at end of period		6	6	92
Anheuser Busch Companies [member]
OPERATING ACTIVITIES
Profit from continuing operations			1,586	1,015
Depreciation, amortization and impairment			394	395
Net finance cost/(income)			(533)	484
Income tax expense			288	373
Investment income			10	(216)
Other items			130	62
Cash flow from operating activities before changes in working capital and use of provisions			1,875	2,113
Working capital and provisions			(228)	(705)
Cash generated from operations			1,647	1,408
Interest paid, net			1,443	(174)
Dividends received			1,339	280
Income tax paid			(45)	(294)
Cash flow from operating activities			4,384	1,220
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets			(185)	(161)
Proceeds from sale of property, plant and equipment and of intangible assets				33
Acquisition of subsidiaries, net of cash			(4)
Sale of subsidiaries, net of cash disposed of				6
Net proceeds from sale/(acquisition) of other assets			13,875	6,092
Cash flow from investing activities			13,686	5,970
FINANCING ACTIVITIES
Intra-group capital reimbursements			(25,449)	(267)
Proceeds from borrowings			14,504	5,184
Payments on borrowings			(8)	(11,977)
Cash net finance (cost)/income other than interests			(2,031)	66
Payment of lease liabilities			(26)	(39)
Dividends paid			(5,275)	(286)
Cash flow from financing activities				(7,319)
Net increase/(decrease) in cash and cash equivalents on continuing operations			(18,285)	(129)
Net increase/(decrease) in cash and cash equivalents on discontinued operations			(215)
Cash and cash equivalents less bank overdrafts at beginning of year			345	583
Effect of exchange rate fluctuations			39
Cash and cash equivalents less bank overdrafts at end of period		169	169	455
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit from continuing operations			(474)	640
Net finance cost/(income)			259	(103)
Income tax expense				2
Investment income			570	(528)
Other items			(368)	1
Cash flow from operating activities before changes in working capital and use of provisions			(13)	12
Working capital and provisions			12	(13)
Cash generated from operations			(1)	(1)
Interest paid, net			122	(88)
Income tax paid			3	(4)
Cash flow from operating activities			124	(93)
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash				3
Net proceeds from sale/(acquisition) of other assets			(3,036)	8,487
Proceeds from Australia divestiture (discontinued operations)			149
Cash flow from investing activities			(2,887)	8,490
FINANCING ACTIVITIES
Proceeds from borrowings			1,256	2,179
Payments on borrowings			(2,365)	(2,235)
Cash net finance (cost)/income other than interests			(1,052)	(34)
Dividends paid				(5,049)
Cash flow from financing activities				(5,139)
Net increase/(decrease) in cash and cash equivalents on continuing operations			(2,161)	3,258
Net increase/(decrease) in cash and cash equivalents on discontinued operations			(4,924)
Cash and cash equivalents less bank overdrafts at beginning of year			7,348	3,486
Effect of exchange rate fluctuations			209	126
Cash and cash equivalents less bank overdrafts at end of period		2,633	2,633	6,870
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit from continuing operations			(3,997)	10,114
Depreciation, amortization and impairment			1,913	1,786
Impairment losses on goodwill			2,500
Net finance cost/(income)			4,823	(1,425)
Income tax expense			402	1,286
Investment income			(1,330)	(4,017)
Other items			317	(153)
Cash flow from operating activities before changes in working capital and use of provisions			4,628	7,591
Working capital and provisions			(3,117)	(1,822)
Cash generated from operations			1,511	5,769
Interest paid, net			(1,866)	(251)
Dividends received			352	425
Income tax paid			(1,315)	(1,668)
Cash flow from operating activities on Australia discontinued operations			84	314
Cash flow from operating activities			(1,234)	4,589
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets			(1,298)	(1,461)
Proceeds from sale of property, plant and equipment and of intangible assets			56	187
Acquisition of subsidiaries, net of cash			(200)	(340)
Sale of subsidiaries, net of cash disposed of				86
Net proceeds from sale/(acquisition) of other assets			(30,791)	19,845
Proceeds from Australia divestiture (discontinued operations)			10,689
Cash flow from investing activities on Australia discontinued operations			(13)	(16)
Cash flow from investing activities			(21,557)	18,301
FINANCING ACTIVITIES
Intra-group capital reimbursements			25,449	267
Proceeds from borrowings			14,518	916
Payments on borrowings			(16,972)	(22,996)
Cash net finance (cost)/income other than interests			2,243	(458)
Payment of lease liabilities			(254)	(186)
Dividends paid			(1,768)	(405)
Cash flow from financing activities on Australia discontinued operations			(6)	(13)
Cash flow from financing activities				(22,875)
Net increase/(decrease) in cash and cash equivalents on continuing operations			23,209	15
Net increase/(decrease) in cash and cash equivalents on discontinued operations			417
Cash and cash equivalents less bank overdrafts at beginning of year			6,937	8,303
Effect of exchange rate fluctuations			(798)	(40)
Cash and cash equivalents less bank overdrafts at end of period		$ 6,556	6,556	8,278
Eliminations [member]
OPERATING ACTIVITIES
Profit from continuing operations			(294)	(11,519)
Investment income			294	11,519
Working capital and provisions				(86)
Cash generated from operations				(86)
Interest paid, net				37
Dividends received			(6,953)	(5,617)
Cash flow from operating activities			(6,953)	(5,666)
INVESTING ACTIVITIES
Net proceeds from sale/(acquisition) of other assets			(2,834)	(38,909)
Cash flow from investing activities			(2,834)	(38,909)
FINANCING ACTIVITIES
Proceeds from borrowings			(29,453)	(7,324)
Payments on borrowings			32,287	46,322
Cash net finance (cost)/income other than interests				(45)
Dividends paid			6,953	5,617
Cash flow from financing activities				44,570
Net increase/(decrease) in cash and cash equivalents on continuing operations			$ 9,787	(5)
Effect of exchange rate fluctuations				8
Cash and cash equivalents less bank overdrafts at end of period				$ 3

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[3]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.